Variable Interest Entities (Summary of Material Unconsolidated Variable Interest Entities) (Details) - NSPML - NSPML - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Equity Method Investment, Underlying Equity in Net Assets	$ 475	$ 489
Maximum exposure to loss	$ 6	$ 6